Loans and Allowance for Loan Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable [Abstract]
Loans receivable	$ 885,049	$ 831,191
Percentage of unsecured loans	4.52%	4.45%
Consumer [Member]
Loans Receivable [Abstract]
Loans receivable	$ 148,026	$ 133,444
Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	54,837	48,206
Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	27,791	22,375
Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	65,398	62,863
Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	297,036	274,425
Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	445,062	407,869
Performing [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	54,728	48,004
Performing [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	27,640	22,227
Performing [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	64,928	62,686
Performing [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	295,228	271,732
Performing [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	442,524	404,649
Nonperforming [Member] | Consumer [Member] | Automobile [Member]
Loans Receivable [Abstract]
Loans receivable	109	202
Nonperforming [Member] | Consumer [Member] | Home Equity [Member]
Loans Receivable [Abstract]
Loans receivable	151	148
Nonperforming [Member] | Consumer [Member] | Other [Member]
Loans Receivable [Abstract]
Loans receivable	470	177
Nonperforming [Member] | Residential Real Estate [Member]
Loans Receivable [Abstract]
Loans receivable	1,808	2,693
Nonperforming [Member] | Consumer and Residential [Member]
Loans Receivable [Abstract]
Loans receivable	$ 2,538	$ 3,220